Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 15,558	$ 12,417
Restricted cash	422	322
Trade receivables, net	5,051	7,286
Contract assets (Note 4)	1,188	1,140
Other accounts receivable and prepaid expenses	491	330
Inventories (Note 5)	7,037	7,910
Current assets related to discontinued operations (Note 1b)	2,130	2,468
Total current assets	31,877	31,873
NON CURRENT ASSETS:
Long-term receivable and other deposits	72	68
Property, plant and equipment, net (Note 6)	4,232	3,915
Long-term assets related to discontinued operations (Note 1b)	281	319
Total non-current assets	4,585	4,302
Total assets	36,462	36,175
CURRENT LIABILITIES:
Trade payables	2,227	2,904
Other accounts payable and accrued expenses	2,276	2,814
Advances from customers	116	41
Contract liabilities (Note 4)	431	145
Current liabilities related to discontinued operations (Note 1b)	411	328
Total current liabilities	5,461	6,232
LONG-TERM LIABILITIES:
Accrued severance pay and other long term liability	760	758
Total long-term liabilities	760	758
SHAREHOLDERS EQUITY:
Share capital (Note 9) - Ordinary Shares of NIS 0.03 par value - Authorized: 100,000,000 shares at June 30, 2018 and 37,500,000 at December 31, 2017, respectively; Issued and outstanding: 32,895,576 at June 30, 2018 and 31,392,040 at December 31, 2017, respectively	348	335
Additional paid-in capital	106,110	104,923
Accumulated other comprehensive income	105	392
Accumulated deficit	(76,854)	(77,124)
Total RADA Electronic Industries shareholders' equity	29,709	28,526
Non-controlling interest	532	659
Total shareholders' equity	30,241	29,185
Total liabilities and shareholders' equity	$ 36,462	$ 36,175